Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Detailed Information About Intangible Assets

Acquired		Accumulated	Net carrying		Ending
intangible assets December 31, 2023	Cost	amortization	amount	Impairment	Balance
Technology	$2,500	$234	$2,266	$2,266	$—
	$2,500	$234	$2,266	$2,266	$—

Acquired		Accumulated	Net carrying		Ending
intangible assets at December 31, 2022	Cost	amortization	amount	Impairment	Balance
Technology	$15,976	$1,498	$14,478	$11,978	$2,500
Customer contracts and relationships	1,048	168	880	880	—
Non-compete agreement	255	96	159	159	—
	$17,279	$1,762	$15,517	$13,017	$2,500

	December 31, 2023	December 31, 2022
ERP management reporting software system	$1,406	$2,714
Intellectual property acquired from Ballard Motive Solutions (note 7)	—	2,500
	$1,406	$5,214

Schedule of Reconciliation of Changes in Intangible Assets

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2022	$78,677	$57,889	$20,788
Additions to intangible assets	550	—	550
Amortization expense	—	3,107	(3,107)
Impairment on intangible assets (note 7)	—	13,017	(13,017)
At December 31, 2022	79,227	74,013	5,214
Additions to intangible assets	154	—	154
Amortization expense	—	1,696	(1,696)
Impairment on intangible assets (note 7)	—	2,266	(2,266)
At December 31, 2023	$79,381	$77,975	$1,406